Note 12 - Derivatives and Fair Value Disclosures - Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance	$ (393,288)
Balance	25,435	$ (393,288)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Balance	(393,288)	(293,020)	$ (49,471)
Effective portion of changes in fair value of interest swap contracts	418,723	(100,268)	(293,020)
Reclassification adjustment			49,471
Balance	$ 25,435	$ (393,288)	$ (293,020)